1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION - Income Tax Rate Reconciliation (Details) (USD $)	Aug. 15, 2014
Accounting Policies [Abstract]
Statutory rate applied to earnings before income taxes:	$ (28,405)
Increase (decrease) in income taxes resulting from:
State income taxes	(3,033)
Change in deferred tax asset valuation allowance	31,438
Income Tax Expense